Principal Accounting Policies (Polices)	12 Months Ended
Jun. 30, 2016
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Basis of Presentation

(a)        Basis of Presentation

The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries and its VIEs for which the Company is the ultimate primary beneficiary. All intercompany transactions and balances have been eliminated upon consolidation.

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Company acquired CJOL on June 20, 2014. At that time, both companies were controlled by SEEK. As a result, the Company’s consolidated financial statements as of and for the years ended June 30, 2014, 2015 and 2016 reflect the results of the combined entities and businesses of the Company and CJOL as if they had been combined from February 19, 2013, the date when the Company came under the control of SEEK.

Assets and liabilities of CJOL were combined using the existing book values from the perspective of SEEK, the controlling shareholder. ASC 805-50 provides that consolidated statements of comprehensive income should include the results of each of the combined entities and businesses from the earliest date presented or, if more recent, from the date when the combined entities and businesses first came under common control, regardless of the date of the combination.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power, or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, has a controlling financial interest in the entity. The Company or its subsidiary is considered to be the primary beneficiary if the Company or its subsidiary has the power to direct the activities that most significantly impacts the entity’s economic performance, and bears the risks of, and enjoys the rewards normally associated with, ownership of the entity.

Use of Estimates

(b)        Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the related disclosures of contingent assets and liabilities. Actual results could differ from those estimates.

Significant accounting estimates reflected in the Group’s consolidated financial statements mainly include, but are not limited to, the allowance for doubtful accounts, useful lives of long-lived assets and intangible assets, subsequent impairment assessment of long-lived assets, indefinite-live intangible assets and goodwill, valuation allowance of deferred tax assets, relative selling prices of accounting units in certain multiple element arrangements and determination of share-based compensation. In addition, the valuation model used to estimate the fair value of share options granted prior to the IPO upon grant date uses certain assumptions, including, but not limited to, complex and subjective judgment made regarding the Group’s projected financial and operating results and business risks.

Functional Currency and Foreign Currency Translation

(c)        Functional Currency and Foreign Currency Translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company is the United States dollar (“US$”), while the functional currency of the Company’s subsidiaries and VIEs incorporated and operated in the PRC is the RMB, further the functional currency of the Company’s subsidiary incorporated and operated in Hong Kong is the Hong Kong dollar (“HK$”). In the consolidated financial statements, the financial information of the Company has been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as foreign currency translation adjustments net of taxes, and are shown as a component of other comprehensive loss in the statements of comprehensive income.

Convenience Translation

(d)        Convenience Translation

Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive income and statements of cash flows from RMB into US$ as of and for the year ended June 30, 2016 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB 6.6459, representing the rate as certified by the H.10 weekly statistical release of the Federal Reserve Board on June 30, 2016. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into US$ at that rate on June 30, 2016, or at any other rate. On October 7, 2016, the certified exchange rate was US$1.00 = RMB 6.6685, which is not materially different from the certified rate on June 30, 2016.

Fair Value of Financial Instruments

(e)        Fair Value of Financial Instruments

U.S. GAAP establishes a three-tier hierarchy to prioritize the inputs used in the valuation methodologies in measuring fair value of financial instruments. This hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three-tier fair value hierarchy is:

Level 1—observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—include other inputs that are directly or indirectly observable in the market place.

Level 3—unobservable inputs which are supported by little or no market activity.

The Company’s financial instruments include cash and cash equivalents, restricted cash, time deposits and restricted time deposits, accounts receivable, prepayments and other current assets, accounts payable, accrued expenses and other current liabilities, deferred revenues, other non-current assets and long-term bank loans. See Note 21—Fair Value Measurement.

Cash and cash equivalents

(f)        Cash and cash equivalents

Cash and cash equivalents of the Company primarily represent cash on hand, demand deposits placed with banks which have original maturities of three months or less, and money market funds with weighted average maturity of the fund’s securities holdings within 90 days.

As of June 30, 2016, all money market funds have been converted into demand deposits.

Short-term investments

(g)       Short-term investments

Short-term investments represent short-term principal-protected wealth management products offered by financial institutions which are restricted as to withdrawal. The investments are issued by commercial banks in China with a variable interest rate indexed to performance of underlying assets, LIBOR and exchange rate between HK$ and US$.

All short-term investments have been converted into cash at each reporting period end. The group had no short-term investment balances as of June 30, 2015 and 2016, respectively.

Cash flows related to short-term wealth management products are presented on a net basis because they have quick turnover, occur in large volumes and have short maturities (less than 90 days).

Restricted cash

(h)        Restricted cash

The Company entered into several loan facility agreements with offshore branches of certain banks. These bank loans are collateralized by RMB deposits in onshore branches of those banks.

The loans from the offshore banks are classified as long-term bank loans within one year or long-term bank loans based on their repayment period. The rates of interest under the bank loan agreements with the lending banks were determined based on the prevailing interest rates in the market.

As at June 30, 2015 and 2016, RMB6,103 and nil cash deposits are held respectively in interest reserve accounts for the bank loans, which are designated for bank loan interest payment only, and are classified as restricted cash on the Company’s consolidated financial statements.

Restricted cash deposits are valued based on the prevailing interest rates in the market, and classified into current and non-current portion based on the maturities of the bank loans they are associated with.

Time deposits and restricted time deposits

(i)         Time deposits and restricted time deposits

Time deposits represent demand deposits placed with banks with original maturities of more than three months. Interest earned is recorded as interest income in the consolidated statements of comprehensive income during the periods.

RMB435,024 and RMB215,741 time deposits are pledged respectively as of June 30, 2015 and 2016, as collateral to the bank loans and therefore are treated as restricted time deposits on the Company’s consolidated financial statements. RMB100,000 and RMB348,000 time deposit with original maturities more than three months were placed with banks as of June 30, 2015 and 2016.

Time deposits and restricted time deposits are valued based on the prevailing interest rates in the market, and classified into current portion and non-current portion based on the maturities of the bank loans they are associated with.

Accounts Receivable, net

(j)          Accounts Receivable, net

The carrying value of accounts receivable is reduced by an allowance that reflects the Group’s best estimate of the amount that will not be collected. The Group makes an estimation of the collectability of accounts receivable considering many factors including, but not limited to, reviewing accounts receivable balances, historical bad debt rate, repayment patterns, customer credit worthiness, financial condition of the customer and industry trend analysis that resulted in an inability to make overdue payments. The Group also makes specific allowances if there is evidence that receivables are likely to be irrecoverable and the allowances are written off after all collection efforts have been exhausted and the potential for recovery is considered remote. Accounts receivable in the consolidated balance sheet were stated net of such provisions.

Property and Equipment

(k)        Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the following estimated useful lives:

Estimated Useful Lives of the Assets
Leasehold improvements	Shorter of the remaining lease period or the estimated useful lives
Electronic equipment	3 years
Furniture and office equipment	5 years
Motor vehicles	5 years

Expenditures for repairs and maintenance are expensed as incurred. The gain or loss on disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the disposal assets. Such differences, if any, are included in income from operations in the consolidated statements of comprehensive income.

Intangible Assets

(l)         Intangible Assets

Intangible assets mainly comprise computer software, licenses purchased for internal use, acquired technology, trademarks, customer relationship and brand name. The intangible assets have original estimated useful lives as follows:

Estimated Useful Lives of the Assets
Computer software	3 years
Acquired Internet Content Provider License	10 years
Acquired technology	5 years
Trademarks	10 years
Customer relationship	2.2 years
Brand name	Indefinite

Computer software, licenses and trademarks are stated at cost less accumulated amortization, which is recognized using the straight-line method over the estimated useful lives of the assets.

Acquired technology, customer relationship and brand name arising from business combinations (Note 16) are stated at fair value upon acquisition less accumulated amortization, which is recognized using the straight-line method over the estimated useful lives of the assets.

The Company has determined that the brand name has the continued ability to generate cash flows indefinitely. There are no legal, regulatory, contractual, economic or other factors limiting the useful life of the brand name. Consequently, the carrying amounts of brand name are not amortized but are tested for impairment annually in the fourth quarter or more frequently if events or circumstances indicate that the asset may be impaired.

Goodwill

(m)       Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities of CJOL when it was acquired by SEEK in May 2011, and the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Group’s other acquisitions of interests in its subsidiaries and consolidated VIEs.

Goodwill is not depreciated or amortized but is tested for impairment at the reporting unit level on an annual basis every June 30, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. Commencing September 2011, in accordance with the FASB revised guidance on “Testing of Goodwill for Impairment,” a company first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the company decides, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of each reporting unit exceeds its fair value, an impairment charge equal to the difference between the implied fair value of the reporting unit’s goodwill and the carrying amount of goodwill will be recorded. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit.

The Group as a whole, including recently acquired entities, is determined to be one reporting unit for goodwill impairment testing. The Group directly applied the quantitative assessment and performed the goodwill impairment test by quantitatively comparing the fair values of the reporting unit to its carrying amounts, and no impairment loss has been identified for the years ended June 30, 2014, 2015 and 2016, respectively.

Impairment of Long-lived Assets and Indefinite-lived Intangible Assets

(n)        Impairment of Long-lived Assets and Indefinite-lived Intangible Assets

Long-lived assets are reviewed for impairment whenever events or changes in the circumstances indicate that the carrying value of an asset may not be recoverable. When these events occur, the Group assesses the recoverability of the long-lived assets by comparing the carrying amount of the asset group to the estimated future undiscounted cash flows associated with the related assets. The Group recognizes impairment for long-lived assets in the event that the carrying value of such assets exceeds the estimated undiscounted cash flows attributable to such assets. No impairment of long-lived assets was recognized for any of the periods presented.

Indefinite-lived intangible assets are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period. The impairment test consists of a comparison of the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment charge is recognized equal in amount to that excess. No impairment of indefinite-lived assets was recognized for any of the periods presented.

Non-controlling Interest Recognition

(o)        Non-controlling Interest Recognition

Non-controlling interest is recognized to reflect the portion of the equity of majority-owned subsidiaries and VIEs which is not attributable, directly or indirectly, to the controlling shareholder. Currently, the non-controlling interest in our consolidated financial statements primarily consists of non-controlling interests for CJOL and Shanghai Ruipin.

Revenue Recognition

(p)        Revenue Recognition

Revenue is recognized when persuasive evidence of an arrangement exists, service has been rendered, the price is fixed or determinable and collection is reasonably assured. Revenue is deferred until these criteria are met and any cash payments received up front are initially recognized as deferred revenues.

Revenues presented in the consolidated statements of comprehensive income include revenues from online recruitment services and other services.

Online Recruitment Services

The Group provides online recruitment services such as classified job postings, display advertisements, resume access services and other online value-added recruitment services. Employers enter into standard service agreements with the Group, under which different service arrangements, service fulfillment period, total consideration and other terms are agreed upon by both parties. Online recruitment services revenues are recognized ratably over the service fulfillment period, which normally ranges from one month to one year.

Online Recruitment Services contracts may consist of multiple deliverables in the arrangement such as those services described above. Each deliverable is a separate unit of accounting, as they have value to the customer on a standalone basis and there are no customer-negotiated refunds or return rights for the delivered items. Arrangement consideration is allocated to each unit of accounting at the inception of the arrangement based on the relative selling price of each unit of accounting according to the selling price hierarchy established by ASU No.2009-13, “Revenue Recognition—Multiple-Deliverable Revenue Arrangements” and recognized over the service fulfillment period. The Company uses (a) vendor-specific objective evidence of selling price, if it exists, otherwise, (b) third-party evidence of selling price. If neither (a) nor (b) exists, the Company will use (c) the management’s best estimate of the selling price for that deliverable. Selling price is generally determined by vendor specific objective evidence, which is the price charged for a deliverable when it is sold on a standalone basis. For all the periods presented, the service fulfillment period for the separate units of accounting within the multiple-element arrangement is the same. Therefore, the allocation between the separate units of accounting for online recruitment services does not have a material impact on the Company’s consolidated financial statements.

Other online valued-added recruitment services mainly includes Recruiting Companion, a service that provides online job posting, resume screening, interviews, recruitment analysis and strategy, detailed day-to-day execution of recruitment plans and candidate recruitment on behalf of the Group’s customers. Upon completion of these activities, a completion report is delivered to customers summarizing the activities carried out. Fees for Recruiting Companion service are recognized upon delivery of the completion report.

Other services

Other services provided by the Group are comprised of campus recruitment services, assessment services and other human resources related services.

Campus Recruitment Services

The Group provides campus recruitment services to corporate employers. Campus recruitment service includes planning, recruitment advertising and organizing recruitment activities. Upon completion of these activities, a completion report is delivered to customers summarizing the activities carried out. Fees for these types of services are recognized upon delivery of the completion report.

Assessment Services

The Group provides both online and offline assessment services to assist corporate customers in evaluating capabilities and dispositions of their job candidates and existing employees.

Online assessment services are based on an online assessment platform. Corporate employers are granted with access to the online assessment with a predetermined service fulfillment period, which normally ranges from 3 months to one year. Revenues are recognized ratably over the service fulfillment period.

Offline assessment services include planning, organizing assessment events, and summarizing assessment results. Upon completion of these activities, a completion report is delivered to customers summarizing the activities carried out. Fees for these types of services are recognized upon delivery of the completion report.

Other Human Resources Related Services

The Group also provides other human resources related services such as executive search services, print advertising services, training services, human resources agent services and other services. Arrangements for these other human resources related services are generally short-term in nature. Fees for these types of services are recognized when fees are fixed or determinable, collectability is reasonably assured and service performance is complete.

Cost of Services

(q)       Cost of Services

Cost of services consist primarily of network costs, printing and publishing expenses, payroll, share-based compensation and other employee-related costs and other expenses incurred by the Group which are directly attributable to the performance of the Group’s online recruitment and other human resources related services.

Sales and Marketing Expenses

(r)        Sales and Marketing Expenses

Sales and marketing expenses consist primarily of payroll, share-based compensation and other employee-related expenses for the Group’s sales and marketing staff, office rental and property management fees as well as advertising expenses. Advertising expenses generally represent the cost of marketing activities used to create or stimulate a positive image of the Group’s brand or a desire for the Group’s services. Advertising expenses are recorded as sales and marketing expenses when incurred, and totaled RMB73,955, RMB93,860 and RMB117,821 for the year ended June 30, 2014, 2015 and 2016.

General and Administrative Expenses

(s)       General and Administrative Expenses

General and administrative expenses consist primarily of payroll, share-based compensation and other employee-related expenses for the Group’s managerial and administrative staff, office rental and property management fees, professional services fees, depreciation of equipment and other administrative expenses.

Share-Based Compensation

(t)         Share-Based Compensation

The Company grants share options to its employees and directors under share incentive plans, and accounts for these share-based compensation arrangements in accordance with ASC 718, Compensation—Stock Compensation. The awards are measured at grant date fair value and are recognized as compensation expenses, net of estimated forfeiture, using the graded vesting method, over the requisite service period, which is generally the vesting period. Forfeiture rates are estimated at the time of grant and revised in the subsequent periods if actual forfeitures differ from the initial estimates.

The Binomial option-pricing model is used to measure the value of the awards. The determination of the fair value is affected by the share price as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee share option exercise behavior, risk-free interest rates and expected dividends. The use of the Binomial option-pricing model requires a number of complex assumptions.

Operating Leases

(u)        Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases, net of any rent concessions, are charged to the consolidated statements of comprehensive income on a straight-line basis over the lease term.

Taxation

(v)       Taxation

Value-added tax, business tax and surcharges

Effective January 1, 2012, the PRC Ministry of Finance and the State Administration of Taxation launched the Value Added Tax (“VAT”) Pilot Program (the “Pilot Program”) for certain industries in certain regions. According to the implementation circulars released by the Ministry of Finance (“MoF”) and the State Administration of Taxation (“SAT”) on the Pilot Program, the “Modern Service Industries” including research, development and technological services, information technology services, cultural innovation services, logistics support, lease of corporeal properties, attestation and consulting services, are subject to VAT. Accordingly, most of the Company’s subsidiaries and VIEs were in the Pilot Program and subject to VAT at a rate of 6% or 3%. According to the Circular on Comprehensively Promoting the Pilot Program of the Collection of VAT in Lieu of Business Tax jointly promulgated by SAT and MoF on March 23, 2016, effective from May 1, 2016, the Pilot Program was promoted nationwide and in all industries. Hence, all of the Company’s PRC subsidiaries and VIEs are subject to VAT at a rate of 6% or 3% since May 2016. The VAT payable of the Company’s subsidiaries and VIEs is the net balance of the output VAT for the period after crediting the input VAT for the period. Therefore, the amount of VAT payable does not result directly from output VAT generated from taxable services provided. As such, revenues are presented net of VAT in the consolidated statements of comprehensive income. The Company’s PRC subsidiaries and VIEs which were not subject to VAT before the Pilot Program were subject to business taxes at a rate of 5%. Business taxes and related surcharges were deducted from gross revenues to arrive at net revenues in the Group’s consolidated statements of comprehensive income.

Income Taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdiction. Deferred income taxes are provided using the asset and liability method, which requires the recognition of income tax payable or refundable for the current period and deferred tax liabilities and assets for the future tax consequences of events that have been recognized in the Group’s financial statements or tax returns. Deferred income taxes are determinable based on the temporary differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in the consolidated statements of comprehensive income in the period that includes the enactment date. A valuation allowance is provided to reduce the carrying amount of deferred tax assets if it is considered more likely than not that some portion, or all, of the Group’s deferred tax assets will not be realized.

Uncertain Tax Positions

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its balance sheet and under income tax expenses in its statement of comprehensive income. The Group did not recognize any significant interest and penalties associated with uncertain tax positions for the year ended June 30, 2014, 2015 and 2016. As of June 30, 2015 and 2016, the Group did not have any significant unrecognized uncertain tax positions, respectively.

Statutory Reserves

(w)       Statutory Reserves

The Company’s PRC subsidiaries and VIEs in China are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to China’s Foreign Investment Enterprises, the Company’s subsidiaries registered as wholly-owned foreign enterprises in China have to make appropriations from their after-tax profits (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the respective entity’s after-tax profits as calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. Appropriation to the enterprise expansion fund and staff bonus and welfare fund is at each PRC entity’s discretion.

Beijing Wangpin, which is considered a Sino-foreign joint venture as is 90% owned by the Company and 10% owned by Zhilian Sanke, is permitted to provide reserve fund allocations of annual after-tax profit at the discretion of its board of directors.

Under China Company Laws, the VIEs of the Company, which are registered as domestic companies in China, must make appropriations from their after-tax profit as determined under PRC GAAP to non-distributable reserve funds including a statutory surplus fund and a discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of their after-tax profits as determined under PRC GAAP. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the PRC entity. Appropriation to the discretionary surplus fund is made at the discretion of the respective PRC entity.

The use of the general reserve fund, statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses or increases to the registered capital of the respective company. Appropriations to the enterprise expansion fund can be used to increase registered capital upon PRC regulatory approval. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonuses to staff and for the collective welfare of employees. All these reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

For the years ended June 30, 2014, 2015 and 2016, the Company’s PRC subsidiaries and VIEs made appropriations of RMB1,613, RMB63 and nil to their statutory reserves.

Related Parties

(x)        Related Parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Net Income Per Share

(y)          Net Income Per Share

Basic net income per share is computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights, which provide the holders of participating securities the ability to participate in all dividends declared with the holders of ordinary shares on a one-to-one per-share basis in all dividend declared, as if all undistributed earnings for the period were distributed. Diluted net income per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of income allocation to holders of participating preferred shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the exercise of share options (using the treasury stock method) and the conversion of the convertible preferred shares (using the if-converted method). Ordinary equivalent shares are not included in the denominator of the diluted net income per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded.

Employee Benefits

(z)        Employee Benefits

The full-time employees of the Group that are employed in the PRC are entitled to staff welfare and benefits including medical care, welfare subsidies, unemployment insurance, pension benefits and housing fund contributions through a PRC government-mandated multi-employer defined contribution plan. Companies are required to accrue for the benefits based on certain percentages of the employees’ salaries in accordance with the relevant regulations, and make contributions to the state-sponsored welfare, pension and medical plans out of the amounts accrued for these benefits. For the years ended June 30, 2014, 2015 and 2016, total amounts recognized for such employee benefits amounted to RMB99,475, RMB96,481 and RMB127,174, and were charged to the consolidated statements of comprehensive income. The PRC government is responsible for the welfare and medical benefits and ultimate pension liability to these employees.

Comprehensive Income

(aa)       Comprehensive Income

Comprehensive income is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding those resulting from investments by shareholders and distributions to shareholders. Accumulated other comprehensive income/(loss) consists of foreign currency translation adjustments.

Segment Reporting

(bb)     Segment Reporting

Operating segments are defined as components of an enterprise engaging in business activities about which discrete financial information is available and evaluated regularly by the Group’s chief operating decision-maker in deciding how to allocate resources and assess performance. The Group has internal reporting that does not distinguish between markets or segments as a whole, and reports costs and expenses by nature as a whole. Hence, the Group has only one reporting segment.

As the Group’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.

Derivative financial instruments

(cc)      Derivative financial instruments

Derivative financial instruments are initially recognized on the date a derivative contract is entered into and are subsequently measured at fair value. The method of recognizing the gain or loss resulting from the derivative instrument depends on whether the derivative is designated as a hedging instrument. The Company entered into two foreign exchange rate forward contracts and one interest rate swap contract in July 2013 and a cross currency interest rate swap contract in January 2015. These instruments are marked-to-market at each period-end with the associated changes in fair value recognized in the line item “Other income, net” in the consolidated statements of comprehensive income and “Accrued expenses and other liabilities” or “Prepayments and other current assets” in the consolidated balance sheets. These instruments are used for risk management purposes only and not for other speculative or trading purposes (Note 4(b) (c)). The cash flows of derivative financial instruments are classified in the same category as the cash flows from the items subject to the economic hedging relationships. As these instruments are related to economic hedges on the Company’s bank loans, the cash flows are classified as financing activities. The Company did not designate any derivatives as hedging instruments as of June 30, 2015 and 2016.

Effect of recent accounting pronouncement

(dd)      Effect of recent accounting pronouncement

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606)”. This guidance supersedes current guidance on revenue recognition in Topic 605, “Revenue Recognition”. This guidance was issued to clarify the principles for recognizing revenue and developing a common revenue standard for U.S. GAAP and International Financial Reporting Standards. In addition, there are disclosure requirements related to the nature, amount, timing, and uncertainty of revenue recognition. This guidance will be effective for annual reporting periods beginning after December 15, 2016, including interim reporting periods. In August 2015, the FASB issued ASU No.2015-14. This guidance deferred the effective date of ASU No.2014-09 for all entities by one year, and will be required to be applied either retrospectively or by modified retrospective approach. Early adoption is permitted only for annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period, therefore, this guidance is applicable to the Company’s 2019 fiscal year. In March, April and May 2016, the FASB issued additional revenue recognition guidance in ASU No. 2016-08, ASU No. 2016-10, ASU No. 2016-11 and ASU No. 2016-12. All four of these standards provide implementation guidance and clarifications of ASU 2014-09, “Revenue from Contracts with Customers.” ASU No. 2016-08 clarifies the implementation guidance on principal versus agent considerations, ASU No. 2016-10 provides additional guidance on identifying performance obligations and licensing, ASU No. 2016-11 rescinds SEC guidance based on the previous revenue recognition standards and ASU No. 2016-12 relates to narrow-scope improvements and practical expedients. All of these amendments are effective for public entities for annual reporting periods beginning after December 15, 2017, including interim reporting periods therein. The Company is currently evaluating the impact of the adoption of this guidance to the Company’s consolidated financial statements and related disclosures.

In August 2014, the FASB issued ASU 2014-15, “Presentation of Financial Statements - Going Concern”. This standard requires management to evaluate for each annual and interim reporting period whether it is probable that the reporting entity will not be able to meet its obligations as they become due within one year after the date that the financial statements are issued. If the entity is in such a position, the standard provides for certain disclosures depending on whether or not the entity will be able to successfully mitigate its going concern status. This guidance is effective for annual periods ending after December 15, 2016 and interim periods within annual periods beginning after December 15, 2016. Early application is permitted. The Company does not anticipate that this adoption will have a significant impact on its consolidated financial statements.

In September 2015, the FASB issued ASU No. 2015-16, “Simplifying the Accounting for Measurement-Period Adjustments”, which eliminates the requirement for acquirers in a business combination to account for measurement period adjustments retrospectively. Instead, acquirers must recognize measurement-period adjustments during the period in which they determine the amounts, including the effect on earnings of any amounts that would have been recorded in previous periods if the accounting had been completed at the acquisition date. This update is effective for interim and annual periods beginning after December 15, 2015, with early adoption permitted. The implementation of this update is not expected to have any material impact on the Company’s consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17, “Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes”. This guidance was issued to simplify the presentation of deferred income taxes. The amendments in this ASU require that deferred tax liabilities and assets to be classified as noncurrent in a classified statement of financial position. The ASU will be effective for annual and interim periods beginning after December 15, 2016, and should be applied prospectively with early adoption permitted at the beginning of an interim or annual reporting period. The implementation of this update is not expected to have any material impact on the Company’s consolidated financial statements, and the Company does not plan to adopt the update before its effective date.

In February 2016, the FASB issued ASU No. 2016-02, “Leases”. Under the new guidance, lessees will be required to recognize a lease liability and a lease asset for all leases, including operating leases, with a term greater than 12 months on its balance sheet. The update also expands the required quantitative and qualitative disclosures surrounding leases. This update is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years, with early adoption permitted. The Company is in the process of evaluating the impact of the adoption of this guidance on its consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-07, “Investments- Equity Method and Joint Ventures” (Topic 323), which simplifies the transition to the equity method of accounting. The amendments affect all entities that have an investment that becomes qualified for the equity method of accounting as a result of an increase in the level of ownership interest or degree of influence. The amendments require that the equity method investor add the cost of acquiring the additional interest in the investee to the current basis of the investor's previously held interest and adopt the equity method of accounting as of the date the investment becomes qualified for equity method accounting. Therefore, upon qualifying for the equity method of accounting, no retroactive adjustment of the investment is required. The amendments require that an entity that has an available for sale equity security that becomes qualified for the equity method of accounting recognize through earnings the unrealized holding gain or loss in accumulated other comprehensive income at the date the investment becomes qualified for use of the equity method. The amendments are effective for all entities for fiscal years beginning after December 15, 2016. The Company is in the process of evaluating the impact of the adoption of this guidance on its consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-09, “Compensation-Stock Compensation” (Topic 718): Improvements to Employee Share-Based Payment Accounting, to improve the accounting for employee share-based payments. Several aspects of the accounting for share-based payment award transactions are simplified, including income tax consequences; classification of awards as either equity or liabilities; and classification on the statement of cash flows. The amendments are effective for public business entities for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Early adoption is permitted for any interim or annual period. The implementation of this update is not expected to have any material impact on the Company’s consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016-15, “Classification of Certain Cash Receipts and Cash Payments”. This update provides guidance on how to record eight specific cash flow issues. This update is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted and a retrospective transition method should be applied. The Company is currently evaluating the effect of this update on its consolidated financial statements.

Other recent authoritative guidance issued by the FASB (including technical corrections to the FASB Accounting Standards Codification), the American Institute of Certified Public Accountants, and the Securities and Exchange Commission (“SEC”) did not, or are not expected to have a material effect on the Company’s consolidated financial statements.